Collateral - Assets Pledged as Collateral and Correspondence Liabilities (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pledged assets
Trade and other receivables	¥ 2,323,337	¥ 1,250,742
Property, plant and equipment	402,572	238,253
Others		50,136
Total	2,725,909	1,539,131
Correspondence liabilities
Related party trade payables	5,189,472	3,288,093
Interest-bearing loans and borrowings		1,340,446
Total	¥ 5,189,472	¥ 4,628,539